Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax
Income Tax

12. Income Tax

Under the current laws of the Cayman Islands, the Company is incorporated in the Cayman Islands and not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Under the current laws of the British Virgin Islands, the Company’s subsidiary incorporated in British Virgin Island is not subject to tax.

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries domiciled in Hong Kong have applied a two-tiered profits tax rate regime. The profits tax rate for the first HK$2 million of profits of corporations is 8.25%, while profits above that amount is subject to the tax rate of 16.5%. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), the Company’s subsidiaries domiciled in the PRC are subject to statutory rate of 25%. Certain enterprises will benefit from a preferential tax rate of 15% under the EIT Law if they qualify as “high and new technology enterprises,” or HNTEs, or if they are located in applicable PRC regions including Qianhai Shenzhen-Hong Kong Modern Service Industry Cooperation Zone, Hainan Free Trade Port, or regions as specified in the Catalogue of Encouraged Industries in Western Regions (effective till 2030), or the Western Regions Catalogue, subject to certain general restrictions described in the EIT Law and the related regulations.

WFOE is qualified for HNTE status and therefore eligible for a preferential income tax rate of 15% for the years ended December 31, 2023, 2024 and 2025. In addition, WFOE applied for the Key Software Enterprise status in early 2023 and 2025. After the approval by the relevant tax authority in 2023 and 2025, WFOE was entitled to a preferential tax rate of 10% retroactively for the years ended December 31, 2022 and 2024.

Six, eight and nineteen of the Company’s subsidiaries are qualified enterprises within the Catalog of Encouraged Industries in the Western Region and therefore eligible for the 15% preferential income tax rate for the years ended December 31, 2023, 2024 and 2025. The preferential income tax rate will expire in December 2030.

According to Caishui (2021) No.30, Shenzhen Dayu International Logistics Co., Ltd, established in Qianhai Shenzhen-Hong Kong Modern Service Industry Cooperation Zone, is entitled to a preferential tax rate of 15% until December 31, 2025.

According to Caishui (2025) No.3, Hainan Zhongtongji established in Hainan Free Trade Port can enjoy a preferential tax rate of 15% until December 31, 2027.

12. Income Tax (Continued)

The current and deferred portion of income tax expenses included in the consolidated statements of comprehensive income, which were substantially attributable to the Company’s subsidiaries are as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current tax expenses	1,780,818	2,552,819	2,441,463
Deferred tax expenses /(benefit)	157,782	292,542	(536,227)
Total	1,938,600	2,845,361	1,905,236

The Company’s effective tax rate for the years ended December 31, 2023, 2024 and 2025 were 18.14%, 24.37% and 17.24%, respectively.

As previously disclosed for the years ended December 31, 2024 and 2023, prior to the adoption of ASU 2023-09, a reconciliations of the differences between the PRC statutory income tax rate and the Company’s effective income tax rate are as follows:

	Year ended December 31,
	2023	2024
	RMB	RMB
Statutory income tax rate	25.00%	25.00%
Preferential tax rates	(7.22)%	(7.42)%
Research & development super deduction	(1.05)%	(1.16)%
Non-deductible expenses	0.82%	2.80%
Different tax rates of operations in other jurisdictions	0.36%	0.27%
Valuation allowance on deferred tax assets	0.03%	0.03%
True up (1)	(1.69)%	0.17%
Withholding tax on the earnings distributed	1.89%	4.44%
Others	0.00%	0.24%
	18.14%	24.37%

Note (1): WFOE applied for the Key Software Enterprise status in early 2023. After the approval by the relevant tax authority in 2023, WFOE was entitled to a preferential tax rate of 10% retroactively for the year ended December 31, 2022, resulting in an income tax expense decrease of RMB207,142 for the year ended December 31, 2023.

The table below provides the updated requirements of ASU No. 2023-09 for 2025. See Note 2 - Summary of Significant Accounting Policies for additional details on the adoption of ASU No. 2023-09.

12. Income Tax (Continued)

A reconciliation of the PRC statutory income tax rate of 25% to the Company’s effective income tax rate for the year ended December 31, 2025 is as follows:

	As of December 31,
	2025
	RMB	Percent
Income before provision for income tax	11,053,504
PRC statutory income tax rate	2,763,376	25.00%
Foreign tax effects
Statutory tax rate difference between foreign jurisdiction and PRC	4,421	0.04%
Changes in valuation allowance	8,761	0.08%
Effect of cross-border tax laws(1)	381,110	3.45%
Effect of preferential tax(2)	(1,113,849)	(10.08)%
Nontaxable or nondeductible items	89,533	0.81%
Effect of super deduction on R&D expenses	(214,243)	(1.94)%
Other adjustments	(13,873)	(0.12)%
Effective Tax Rate	1,905,236	17.24%

Note (1): In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. As the equity holders of the Company’s PRC subsidiaries are qualified as the beneficial owner under tax treaty between the PRC and Hong Kong, the applicable tax rate is reduced to 5%. The Company accrued withholding tax liabilities of RMB381,110 for dividends distributed from PRC subsidiaries based on applicable withholding tax rate for PRC subsidiaries’ profits for 2025 to be distributed. The remaining undistributed profits of the Company’s PRC subsidiaries would be indefinitely reinvested.

Note (2): WFOE applied for the Key Software Enterprise status in early 2025. After the approval by the relevant tax authority in 2025, WFOE was entitled to a preferential tax rate of 10% retroactively for the year ended December 31, 2024, resulting in an income tax expense decrease of RMB375,821 for the year ended December 31, 2025.

Substantially all of the Company’s income tax for the year ended December 31, 2025, was paid to the PRC.

The effect of the tax holiday on the income per share is as follows:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Tax saving amount due to preferential tax rates	978,866	866,326	1,113,849
Income per share effect- basic	1.21	1.08	1.40
Income per share effect- diluted	1.17	1.03	1.36

12. Income Tax (Continued)

The principal components of the Company’s deferred income tax assets and liabilities as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
Accrued payroll and expense	270,887	269,836
Net loss carryforward	375,482	379,462
Financial subsidy	44,468	107,615
Depreciation for property and equipment	201,282	255,808
Provision for allowance for credit losses	151,878	156,255
Deferred tax assets in subtotal	1,043,997	1,168,976
Valuation allowance on deferred tax assets	(59,430)	(65,321)
Total deferred tax assets	984,567	1,103,655

Deferred tax liabilities:
Difference in basis of land use rights	(107,612)	(104,662)
Difference in basis of property and equipment	(447,865)	(404,373)
Difference in basis of intangible assets	(2,836)	(9,357)
Unrealized gain from intragroup transactions	—	(28,673)
Unrealized investment gain	(2,744)	(2,940)
Dividend withholding tax	(453,488)	(65,068)
Total deferred tax liabilities	(1,014,545)	(615,073)

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, and the history of operating loss or tax credit carryforwards expiring unused. As of December 31, 2024 and 2025, valuation allowance of RMB59,430 and RMB65,321 were provided, respectively.

As of December 31, 2025, the Company had total tax loss carryforward in subsidiaries of RMB1,535,022. The tax loss carryforward of the Company’s PRC subsidiaries and VIE were RMB1,290,828 as of December 31, 2025 which will expire from 2026 to 2030 if not used.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Company’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that nonresident legal entities will be considered the PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside of the PRC within the Company should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a statutory income tax rate of 25%. The Company is not subject to any other uncertain tax position.

12. Income Tax (Continued)

According to the PRC Tax Administration and Collection Law, and Implementing Rules of the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2025, the Company is subject to examination of the PRC tax authorities.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability is recognized for the undistributed profits of the PRC subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely.

Prior to 2023, the Company intended to indefinitely reinvest the undistributed profits of the Company’s PRC subsidiaries. From 2023, to execute the dividend plan, the board of the Company’s PRC subsidiaries have approved to distribute cash dividends to ZTO Express (Hong Kong) Limited. The Company recorded a deferred tax liability of RMB453,488 and RMB65,068 as of December 31, 2024 and 2025, respectively. The Company accrued withholding tax liabilities of RMB518,298 and RMB381,110 for dividends distributed from PRC subsidiaries based on applicable withholding tax rate for certain percentage of the PRC subsidiaries’ profits for 2024 and 2025 to be distributed. The PRC subsidiaries have paid RMB267,310 and RMB769,530 withholding tax expenses related to distributing cash dividends to ZTO Express (Hong Kong) Limited for the years ended December 31, 2024 and 2025. The remaining undistributed profits of the Company’s PRC subsidiaries will be indefinitely reinvested.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic entity. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company completed its feasibility analysis on a method, which the Company will ultimately execute if necessary to repatriate the undistributed earnings of the VIE without significant tax costs. As such, the Company does not accrue deferred tax liabilities on the earnings of the VIE given that the Company will ultimately use the means.

Aggregate undistributed earnings of the Company’s PRC subsidiaries and VIE that are available for distribution were RMB38,971,746 and RMB30,171,891 as of December 31, 2024 and 2025 respectively.